REGULATORY MATTERS	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 34: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Group and the Bank to maintain minimum amounts and ratios, determined on a risk weighted basis, of capital (as defined) to assets, certain off balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk. In June 2013, the European Parliament and the Council of Europe issued Directive 2013/36/EU and Regulation (EU) No 575/2013 (known as CRD IV and CRR respectively), which incorporate the key amendments that have been proposed by the Basel Committee for Banking Supervision (known as Basel III). Directive 2013/36/EU has been transported into Greek Law by virtue of Greek Law 4261/2014 and Regulation (EU) No 575/2013 has been directly applicable to all EU Member States since January 1, 2014, but some changes under CRD IV will be implemented gradually, mainly between 2014 and 2019.

Regulation (EU) No 575/2013 defines the minimum capital requirements (Pillar 1 requirements) and Directive 2013/36/EU defines the combined buffer requirements for EU institutions. In addition, Directive 2013/36/EU provides (Art. 97 et seq.) that Competent Authorities regularly carry out the SREP, to assess and measure risks not covered, or not fully covered, under Pillar 1 and determine additional capital and liquidity requirements (Pillar 2 requirements). SREP is conducted under the lead of the ECB. The SREP decision is tailored to each bank’s individual profile.

The table below summarises Pillar 1 and 2 capital requirements for NBG Group for 2017 and 2018:

	CET1 Capital Requirements		Total Capital Requirements
	2017	2018	2017	2018
Pillar 1	4,5%	4,5%	8,0%	8,0%
Pillar 2	3,0%	3,0%	3,0%	3,0%
Capital Conservation Buffer	1,25%	1,875%	1,25%	1,875%
Total	8,75%	9,375%	12,25%	12,875%

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions, are presented in the table below:
	December 31,
	2016	2017
Common equity Tier 1	16,3%	17,0%
Tier 1	16,3%	17,0%
Total	16,3%	17,0%

The Group’s CET1 ratio has significantly increased mainly due to the completion of the disposal of Bulgarian & Serbian subsidiaries.

DTC Law

Article 27A of Greek Law 4172/2013, (“DTC Law”), as currently in force, allows credit institutions, under certain conditions, and from 2017 onwards to convert deferred tax assets (“DTAs”) arising from (a) private sector initiative (“PSI”) losses, (b) accumulated provisions for credit losses recognized as at June 30, 2015, (c) losses from final write off or the disposal of loans and (d) accounting write offs, which will ultimately lead to final write offs and losses from disposals, to a receivable (“Tax Credit”) from the Greek State. Items (c) and (d) above were added with Greek Law 4465/2017 enacted on March 29, 2017. The same Greek Law 4465/2017 provided that Tax Credit cannot exceed the tax corresponding to accumulated provisions recorded up to June 30, 2015 less (a) any definitive and cleared tax credit, which arose in the case of accounting loss for a year according to the provisions of par.2 of article 27A, which relate to the above accumulated provisions, (b) the amount of tax corresponding to any subsequent specific tax provisions, which relate to the above accumulated provisions and (c) the amount of the tax corresponding to the annual amortization of the debit difference that corresponds to the above provisions and other losses in general arising due to credit risk.

The main condition for the conversion of DTAs to a Tax Credit is the existence of an accounting loss on a solo basis of a respective year, starting from accounting year 2016 and onwards. The Tax Credits will be calculated as a ratio of IFRS accounting losses to net equity (excluding the year’s losses) on a solo basis and such ratio will be applied to the remaining Eligible DTAs in a given year to calculate the Tax Credit that will be converted in that year, in respect of the prior tax year. The Tax Credit may be offset against income taxes payable. The non-offset part of the Tax Credit is immediately recognized as a receivable from the Greek State. The Bank will issue to the Greek State conversion rights for an amount of 100% of the Tax Credit and will create a specific reserve for an equal amount. Common shareholders have pre-emption rights on these conversion rights. The reserve will be capitalized with the issuance of common shares in favour of the Greek State. This legislation allows credit institutions to treat such DTAs as not “relying on future profitability” according to CRD IV, and as a result such DTAs are not deducted from CET1, hence improving a credit institution’s capital position.

Furthermore, Greek Law 4465/2017 amended article 27 “Carry forward losses” by introducing an amortization period of 20 years for losses due to loan write offs as part of a settlement or restructuring and losses that crystallize as a result of a disposal of loans.

On November 7, 2014 the Bank convened an extraordinary General Shareholders Meeting which resolved to include the Bank in the DTC Law. In order for the Bank to exit the provisions of the DTC Law it requires regulatory approval and a General Shareholders meeting resolution.

As at December 31, 2017, the amount of DTAs that were eligible for conversion to a receivable from the Greek State subject to the DTC Law was EUR 4.7 billion (2016: EUR 4.8 billion). The conditions for conversion rights were not met in the year ended December 31, 2016 and December 31, 2017 and no conversion rights are deliverable for 2017 and 2018.